Short-Term and Long-Term Bank Loan - Schedule of Summary of Current Portion of Long-Term Bank Loans (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Current portion of long-term bank loans:
Current portion of long-term bank loans, total		$ 877,904	$ 371,558
Non-current portion of long-term bank loans:
Non-current portion of long-term bank loans, total			1,503,797
Bank of China Ltd. [Member]
Current portion of long-term bank loans:
Current portion of long-term bank loans, Annual Interest Rate	[1]
Current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Current portion of long-term bank loans, total	[1]		51,307
Bank of China Ltd. One [Member]
Current portion of long-term bank loans:
Current portion of long-term bank loans, Annual Interest Rate	[1]
Current portion of long-term bank loans, Last payment date	[1]	October 19, 2033
Current portion of long-term bank loans, total	[1]	$ 762,543	88,852
Livi Bank [Member]
Current portion of long-term bank loans:
Current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Current portion of long-term bank loans, Last payment date	[1]	January 10, 2030
Current portion of long-term bank loans, total	[1]		131,881
Standard Chartered Bank [Member]
Current portion of long-term bank loans:
Current portion of long-term bank loans, Annual Interest Rate	[2]	3.96%
Current portion of long-term bank loans, Last payment date	[2]	April 24, 2027
Current portion of long-term bank loans, total	[2]	$ 115,361	99,518
Bank of China Ltd. Two [Member]
Non-current portion of long-term bank loans:
Non-current portion of long-term bank loans, Annual Interest Rate	[1]
Non-current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Non-current portion of long-term bank loans, total	[1]
Bank of China Ltd. Three [Member]
Non-current portion of long-term bank loans:
Non-current portion of long-term bank loans, Annual Interest Rate	[1],[3]
Non-current portion of long-term bank loans, Last payment date	[1],[3]	October 19, 2033
Non-current portion of long-term bank loans, total	[1],[3]		769,002
Livi Bank One [Member]
Non-current portion of long-term bank loans:
Non-current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Non-current portion of long-term bank loans, Last payment date	[1]	January 10, 2030
Non-current portion of long-term bank loans, total	[1]		618,543
Standard Charted Bank One [Member]
Non-current portion of long-term bank loans:
Non-current portion of long-term bank loans, Annual Interest Rate	[2],[3]	3.96%
Non-current portion of long-term bank loans, Last payment date	[2],[3]	April 24, 2027
Non-current portion of long-term bank loans, total	[2],[3]		$ 116,252

[1]	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.
[2]	The loan is guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company, and Mr. Zhang, a former Director of the Company.
[3]	As the loans can be asked for redemption by banks, these loans were reclassified as current liability.